ANNUAL REPORT








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                               Jhaveri Value Fund

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                       A No-Load Capital Appreciation Fund



















                                 March 31, 2002

                               JHAVERI VALUE FUND
                                 (440) 356-1565
                            www.jhaverivaluefund.com




May 22, 2002


Dear Fellow Shareholders:

During the last year the market was plagued by an endless procession of problems, 9/11 disaster, Enron and K-mart bankruptcies, congressional hearings on accounting fraud by Arthur Anderson, and announcements of SEC investigations into GE, Tyco, IBM, and others. This combined with the declining earnings of corporations produced a very poor market environment. As a result, JVF for the first time in three years, failed to outperform the market.

               1-year Performance for period ended March 31, 2002
               --------------------------------------------------
                     S&P 500                           0.2%
                     S&P Barra Value                  -3.8%
                     NASDAQ 100                       -7.7%
                     Jhaveri Value Fund              -11.4%

We have continued to rotate our portfolio into the sectors we feel are the most undervalued. The current recession has produced extreme undervaluation in various technology sectors including semiconductors, software and computers. These investments have weighed on the Fund's performance in the short term, however, we feel these positions offer tremendous growth potential in the future.

The markets continue to be extremely volatile and we will be managing the Fund to take advantage of long term undervaluation as well as short term trading ranges.


                        JVF TOP HOLDINGS - March 31, 2002

     INDIVIDUAL COMPANIES                   INDUSTRIES

1.   Microsoft Corp          7.96%      1.  Telecom Equip/Svcs            11.03%
2.   Dell Computer           5.02%      2.  Computer Mini/Micro           10.83%
3.   Intel Corp              4.02%      3.  Medical - Drugs                8.44%
4.   Merck & Co              3.80%      4.  Electronic - Semiconductors    8.15%
5.   Cisco Systems           3.76%      5.  Computer Software              7.96%
6.   Gillette Co             3.27%      6.  Computer - Peripheral Equip    4.47%
7.   Intl Business Machine   2.50%      7.  Computer - Local Network       3.76%
8.   DuPont DeNemours & Co   2.38%      8.  Chemicals Diversified          3.40%
9.   Hewlett-Packard Co      2.37%      9.  Cosmetics & Personal Care      3.27%
10.  Texas Instruments Inc   2.34%      10. Oil & Gas - Intl Integrated    2.89%

Total                       24.73%                    Total               64.20%

Market Outlook:
--------------

The economy began the second quarter with considerable momentum carried over from the first quarter with a 5.8% growth in GDP. Inflation and interest rates remain at historical lows. Industrial production is rising, business inventories are declining, and productivity is rising. Housing and retail sales are still strong. Despite such a positive economic backdrop, the major market averages have not rebounded.

Many events continue to keep the market under pressure: The SEC inquiries into conflict of interests within major brokerage houses regarding IPOs, analysts recommendations, and investment banking, daily warnings about another terrorist attack, and increased tension in the Middle East has added to the extreme volatility of the markets. This has caused a disconnect between the improving economy and the deteriorating markets.

Many of the above problems will eventually dissipate and the market will move in tandem with the improving economy. In the medium term, we will continue to manage JVF for long term capital appreciation, however, we will also actively manage the portfolio to take advantage of the short term market volatility to maximize our profits.

Sincerely,

/s/Ramesh C. Jhaveri                                /s/Saumil R. Jhaveri
Ramesh C. Jhaveri                                   Saumil R. Jhaveri
Chief Executive Officer                             President

================================================================================
 Jhaveri Value Fund
================================================================================
                                                         Schedule of Investments
                                                                  March 31, 2002

--------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                 Market Value
--------------------------------------------------------------------------------

 COMMON STOCKS
 Audio & Video Equipment  - 1.30%
     2,100 Sony Corporation ADR                    108,570
                                                   -------

 AeroSpace/Aircraft/Defense - 0.58%
     1,000 Boeing Co.                               48,250
                                                    ------

 Auto Parts-Retail/Wholesale- - 0.48%
     2,500 Delphi Corp.                             39,975
                                                    ------

 Automobile Manufacturing - 1.14%
     2,100 Daimler Chrysler Corp.                   94,563
                                                    ------

 Beverages-Alcoholic/Soft Drink  - 1.95%
     3,100 Coca Cola Co.                           162,006
                                                   -------

 Biotechnology and Drugs - 0.97%
     2,900 Elan Corp., Plc ADS*                     40,339
     1,500 Watson Pharmaceuticals *                 40,635
                                                    ------
                                                    80,974
 Chemicals-Diversified  - 3.40%
     2,600 Dow Chemical Company                     85,072
     4,200 du Pont (E.I.)  deNemours & Co          198,030
                                                   -------
                                                   283,102
 Communication Services  - 1.42%
       500 BellSouth Corporation                    18,430
     7,100 Qwest Communications *                   58,362
       500 SBC Communications, Inc.                 18,720
       500 Verizon Communications                   22,825
                                                    ------
                                                   118,337
 Computer Hardware  - 2.50%
     2,000 International Business Machines         208,000
                                                   -------

 Computer Integrated Systems - 1.64%
    10,700 Oracle Corp. *                          136,960
                                                   -------

 Computer Optical Recognition - 0.34%
     2,500 Symbol Technologies Inc.                 28,100
                                                    ------

 Computer-Software - 7.96%
    11,000 Microsoft Corp.*                        663,410
                                                   -------

 Computer-Local Network - 3.76%
    18,500 Cisco Systems Inc.*                     313,205
                                                   -------

================================================================================
 Jhaveri Value Fund
================================================================================
                                                         Schedule of Investments
                                                                     (Continued)
                                                                  March 31, 2002

--------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                 Market Value
--------------------------------------------------------------------------------


 Computer-Mini/Micro - 10.83%
    12,600 Compaq Computer Corp.                   131,670
    16,000 Dell Computer Corp.*                    417,760
    11,000 Hewlett-Packard Co.                     197,340
    17,600 Sun Microsystems *                      155,232
                                                   -------
                                                   902,002
 Computer-Peripheral Equipment - 4.47%
     9,000 American Power Conversion Corp.*        133,020
    11,000 EMC Corporation *                       131,120
     5,300 Network Appliance *                     108,014
                                                   -------
                                                   372,154
 Cosmetics & Personal Care - 3.27%
     8,000 Gillette Co.                            272,080
                                                   -------

 Diversified Operation - 1.97%
     1,500 Agilent Technologies*                    52,440
    14,600 Corning Inc. Glass Works *              111,252
                                                   -------
                                                   163,692
 Electronic Instruments & Controls - 0.32%
     2,300 Sanmina SCI-Corp. *                      27,025
                                                    ------

 Electronic Equipment - 1.73%
     2,000 General Electric Co.                     74,900
     1,800 Honeywell International                  68,886
                                                    ------
                                                   143,786

 Electronic-Semiconductors - 8.15%
    11,000 Intel Corp.                             334,510
     1,200 LSI Logic Group*                         20,400
     9,100 Motorola Inc.                           129,220
     5,900 Texas Instruments, Inc.                 195,290
                                                   -------
                                                   679,420
 Finance-Investment Brokers  - 1.86%
     1,500 Merrill Lynch & Co. Inc.                 83,070
     5,500 Schwab (Charles) Corp.                   71,995
                                                    ------
                                                   155,065
 Food-Misc Preperation - 0.01%
        50 Archer Daniels-Midland Co,                  697
                                                       ---

 Internet - 1.08%
     3,800 AOL Time Warner*                         89,870
                                                    ------

 Laser Systems/Components - 0.00%
         1 LCA-Vision Inc. Com *                         2
                                                         -



* Non-Income producing securities

    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================
                                                         Schedule of Investments
                                                                     (Continued)
                                                                  March 31, 2002

--------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                 Market Value
--------------------------------------------------------------------------------

 Leisure Services - 0.53%
     1,900 Disney (Walt) Co.                        43,852
                                                    ------

 Medical-Drugs - 8.44%
     1,100 Bristol Myers Squibb Co.                 44,539
     1,500 Glaxo Smith Kline, Plc ADR               70,500
     5,500 Merck & Co. Inc.                        316,690
     2,300 Pfizer Inc.                              91,402
     1,500 Pharmacia Corp.                          67,620
     3,600 Schering-Plough Corp.                   112,680
                                                   -------
                                                   703,431
 Money Center Banks - 0.86%
     2,000 J.P. Morgan Chase & Co. Inc.             71,300
                                                    ------

 Natural Gas Utilities - 1.11%
     2,100 El Paso Corp. *                          92,463
                                                    ------

 Office Equipment & Supplies -  2.56%
     4,500 Staples Inc.*                            89,865
    11,500 Xerox Corp. *                           123,625
                                                   -------
                                                   213,490
 Oil & Gas-US Field Services- 1.55%
     2,200 Schlumberger Ltd.                       129,404
                                                   -------

 Oil & Gas-International Integrated - 2.89%
     3,516 BP PLC, ADS.                            186,699
     1,000 Royal Dutch Petroleum ADR                54,320
                                                    ------
                                                   241,019
 Oil Well Services & Equipment- 0.86%
     4,200 Halliburton Co.                          71,694
                                                    ------

 Photo Equipment & Supplies - 1.68%
     4,500 Eastman Kodak Co.                       140,265
                                                   -------

 Pollution Control-Eqpmt/Svcs - 1.80%
     5,500 Waste Management                        149,875
                                                   -------

 Retail-Apparel/Shoe - 0.69%
     3,800 Gap Inc.                                 57,152
                                                    ------



* Non-Income producing securities

    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================
                                                         Schedule of Investments
                                                                     (Continued)
                                                                  March 31, 2002

--------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets                 Market Value
--------------------------------------------------------------------------------

 Retail-Discount & Variety - 0.37%
     1,700 Toys-R-Us Inc.*                          30,532
                                                    ------

 Retail-Drug Stores - 0.45%
     1,100 CVS Corp.                                37,763
                                                    ------

 Retail-Food & Restaurant - 1.83%
     5,500 McDonalds Corp.                         152,625
                                                   -------

 Scientific and Technological Instruments - 0.41%
     1,100 Perkin Elmer, Inc.                       20,350
       500 Waters Corp. *                           13,985
                                                    ------
                                                    34,335

 Software and Programming - 0.01%
       259 Ascential Software Corp. *                  997
                                                       ---

 Telecommunications Equipment - 6.58%
    15,000 JDS Uniphase Corp. *                     88,350
    16,200 Lucent Technologies *                    76,626
     6,700 Nokia Corp.                             138,958
    12,300 Nortel Networks *                        55,227
     1,000 Qualcomm, Inc.*                          37,640
     2,000 Scientific-Atlanta Inc.                  46,200
    10,000 Tellabs Inc.*                           104,700
                                                   -------
                                                   547,701
 Telecommunications Services - 4.45%
     7,000 American Telephone & Telegraph          109,900
     6,400 Sprint Corp. (FON Group)                 97,856
     4,100 Vodaphone Airtouch ADR                   75,563
    13,000 Worldcom Inc.*                           87,620
                                                    ------
                                                   370,939

 Total for Common Stock -  98.20%                8,180,082
                                                 ---------

           Total Investments  -  98.20%        $ 8,180,082
            (Cost $10,289,375)

           Other Assets Less Liabilities  1.80%    149,825
                                                   -------

           Net Assets  - 100.00%               $ 8,329,907
                                               ===========


* Non-Income producing securities

    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================

 Statement of Assets and Liabilities
    March 31, 2002

Assets:
     Investment Securities at Market Value                       $ 8,180,082
          (Identified Cost  $10,289,375)
     Receivables:
          Dividends and Interest                                       6,341
          Receivable for securities sold                             270,577
                                                                     -------
               Total Assets                                        8,457,000
                                                                   ---------
Liabilities:
     Accrued Expenses                                                 19,002
     Payable to Custodian                                             39,345
     Payable for securities purchased                                 68,746
                                                                      ------
               Total Liabilities                                     127,093
                                                                     -------
Net Assets                                                       $ 8,329,907
                                                                 ===========
Net Assets Consist of:
     Capital Paid-In                                              12,125,667
     Accumulated Realized Gain (Loss) on Investments - Net        (1,686,467)
     Unrealized Appreciation (Depreciation) in Value
          of Investments Based on Identified Cost - Net           (2,109,293)
                                                                  -----------
Net Assets, for 1,002,875 Shares Outstanding                     $ 8,329,907
                                                                 ===========
Net Asset Value and Redemption Price
     Per Share ($8,329,907/1,002,875 shares)                          $ 8.31



    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================

 Statement of Operations
    March 31, 2002
Investment Income:
     Dividends                                                      $ 95,862
     Interest                                                         12,777
                                                                      ------
          Total Investment Income                                    108,639
Expenses
     Management Fees (Note 2)                                        273,914
     Interest                                                            740
                                                                         ---
          Total Expenses                                             274,654
     Less Expenses waived by Advisory                                   (740)
                                                                        -----
          Net Expenses                                               273,914

Net Investment Income (Loss)                                        (165,275)
                                                                    ---------

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                          (1,787,525)
     Unrealized Appreciation (Depreciation) on Investments           735,496
                                                                     -------
Net Realized and Unrealized Gain (Loss) on Investments            (1,052,029)
                                                                  -----------

Net Increase (Decrease) in Net Assets from Operations             (1,217,304)
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================

Statement of Changes in Net Assets
                                                    4/1/2001         4/1/2000
                                                       to               to
                                                    3/31/2002       3/31/2001
                                                    ---------       ---------
From Operations:
     Net Investment Income (Loss)                  $ (165,275)    $ (102,673)
     Net Realized Gain (Loss) on
       Investments                                 (1,787,525)       642,408
     Net Unrealized Appreciation
       (Depreciation)                                 735,496     (2,099,864)
                                                      -------     -----------
     Increase (Decrease) in Net Assets
       from Operations                             (1,217,304)    (1,560,129)
From Distributions to Shareholders
     Net Realized Gain from Security
       Transactions                                  (639,117)    (1,134,488)
                                                     ---------    -----------
     Net Decrease from Distributions                 (639,117)    (1,134,488)
From Capital Share Transactions:
     Proceeds From Sale of Shares                     370,675        317,836
     Shares Issued on Reinvestment
       of Dividends                                   639,117      1,134,488
     Cost of Shares Redeemed                       (2,456,196)      (356,247)
                                                   -----------      ---------
Net Increase (Decrease) from Shareholder
  Activity                                         (1,446,404)     1,096,077

Net Increase (Decrease) in Net Assets              (3,302,825)    (1,598,540)

Net Assets at Beginning of Period                  11,632,732     13,231,272
                                                   ----------     ----------

Net Assets at End of Period                       $ 8,329,907   $ 11,632,732
                                                  ===========   ============

Share Transactions:
     Issued                                            40,772         26,777
     Reinvested                                        72,627        105,632
     Redeemed                                        (271,325)       (28,744)
                                                     ---------       --------
Net increase (decrease) in shares                    (157,926)       103,665
Shares outstanding beginning of period              1,160,801      1,057,136
                                                    ---------      ---------
Shares outstanding end of period                    1,002,875      1,160,801
                                                   ==========      =========



    The accompanying notes are an integral part of the financial statements.

================================================================================
 Jhaveri Value Fund
================================================================================

Financial Highlights
Selected data for a share outstanding throughout the period:

                                                                 4/1/2001      4/1/2000     4/1/1999     4/1/1998    4/1/1997
                                                                    to            to           to           to          to
                                                                3/31/2002     3/31/2001    3/31/2000    3/31/1999    3/31/1998
                                                                ---------     ---------    ---------    ---------    ---------
Net Asset Value -
     Beginning of Period                                         $ 10.02       $ 12.52      $ 11.36      $ 14.07     $ 12.64
Net Investment Income (Loss)                                       (0.14)        (0.07)       (0.13)       (0.17)      (0.09)
Net Gains or Losses on Securities
     (realized and unrealized)                                     (0.97)        (1.34)       2.25         (2.33)      3.97
                                                                   ------        ------       -----        ------      ----
Total from Investment Operations                                   (1.11)        (1.41)        2.12        (2.50)       3.88

Dividends (from net investment income)                              0.00          0.00         0.00         0.00        0.00
Distributions (from capital gains)                                 (0.60)        (1.09)       (0.96)       (0.21)      (2.45)
                                                                   ------        ------       ------       ------      ------
     Total Distributions                                           (0.60)        (1.09)       (0.96)       (0.21)      (2.45)
                                                                   ------        ------       ------       ------      ------
Net Asset Value -
     End of Period                                                $ 8.31       $ 10.02      $ 12.52      $ 11.36     $ 14.07
Total Return                                                      (11.43)%      (11.88)%     19.08%       (17.66)%    33.74%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                             8,330        11,633       13,231       12,227      16,174

Ratio of Expenses to Average Net Assets Before Waiver               2.51 %        2.50 %       2.50 %       2.50 %      2.50 %
Ratio of Net Income (Loss) to Average Net Assets Before Waiver     (1.52)%       (0.79)%      (1.03)%      (1.43)%     (0.70)%
Ratio of Expenses to Average Net Assets After Waiver                2.50 %        2.50 %       2.50 %       2.50 %      2.50 %
Ratio of Net Income (Loss) to Average Net Assets After Waiver      (1.51)%       (0.79)%      (1.03)%      (1.43)%     (0.70)%
Portfolio Turnover Rate                                            80.17 %      126.66 %     130.85 %      83.09 %     58.92 %



    The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND
================================================================================
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                  MARCH 31, 2002


Note 1. Organization
The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund commenced operations May 1, 1995. The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The "Adviser").

Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards of $1,766,341 expire in 2009.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.


Note 3. Investment Advisory Agreement
The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ending March 31, 2002, the Adviser has earned a fee of $273,914 from the Fund. The Advisor waived fees of $740.00 to maintain an expense ratio of 2.50%. As of March 31, 2002 the Advisor owes the fund $19,002.

Note 4. Investments
For the year ending March 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $8,392,164 and $10,789,744, respectively. The gross unrealized appreciation for all securities totaled $653,324 and the gross unrealized depreciation for all securities totaled $2,762,617, or a net unrealized depreciation of $2,109,293. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $10,409,943, net of wash sales of $120,568.

Note 5. Control
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of March 31, 2002, Nalini R. Jhaveri, M.D. IRA, owned over 32% of the Fund.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Jhaveri Value Fund:

We have audited the accompanying statement of assets and liabilities of Jhaveri Value Fund, including the schedule of portfolio investments, as of March 31,
2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jhaveri Value Fund as of March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio
April 19, 2002

                              TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund is not part of a "fund complex". The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------- ----------------------------- ----------------------------
      Name, Address and             Position(s) Held           Principal Occupations          Other Directorships
        Year of Birth                  With Trust                  (Past 5 Years)               Held by Trustee
------------------------------ ---------------------------- ----------------------------- ----------------------------
------------------------------ ---------------------------- ----------------------------- ----------------------------
Ramesh C. Jhaveri1             Trustee     since     1995;  President of the Adviser      Director   of  Xensor  Corp
18820 High Parkway             Chairman  of the  Board and  since 1983; licensed          since 1990.
Cleveland, Ohio  44116         Chief   Executive   Officer  account executive, options
1937                           since 1996                   principal and general
                                                            securities principal,
                                                            Financial America
                                                            Securities, Inc., an NASD
                                                            broker-dealer, since 1970
------------------------------ ---------------------------- ----------------------------- ----------------------------
------------------------------ ---------------------------- ----------------------------- ----------------------------
Saumil R. Jhaveri1             Trustee    and    Secretary  Vice President of the         None
18820 High Parkway             since 1995;  President  and  Adviser, where he has been
Cleveland, Ohio  44116         Treasurer since 1996         working full time since 1991
1969
------------------------------ ---------------------------- ----------------------------- ----------------------------

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri. They are "interested persons" of the Trust because they are officers of the Trust. In addition, they may be deemed to be "interested persons" of the Trust because they are officers of the Fund's adviser.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------- ----------------------------- ----------------------------
      Name, Address and             Position(s) Held           Principal Occupations          Other Directorships
        Year of Birth                  With Trust                  (Past 5 Years)               Held by Trustee
------------------------------ ---------------------------- ----------------------------- ----------------------------
------------------------------ ---------------------------- ----------------------------- ----------------------------
Mukul M. Mehta                 Trustee since 1995           President of Quality          None
27070 Detroit Road                                          Sciences, Inc., a
Suite 201                                                   consulting and software
Westlake, Ohio  44145                                       development firm assisting
1945                                                        chemical industry clientele
                                                            including Fortune 500
                                                            companies, since 1992
------------------------------ ---------------------------- ----------------------------- ----------------------------
------------------------------ ---------------------------- ----------------------------- ----------------------------
James E. Mueller               Trustee since 1995           Advertising director for Ed   None
2246 Johnstone Way                                          Mullinax Ford, a car
Westlake, Ohio  44145                                       dealer, from 1987-2000.
1943                                                        Independent Contractor in
                                                            Broadcasting since 2000.
------------------------------ ---------------------------- ----------------------------- ----------------------------
------------------------------ ---------------------------- ----------------------------- ----------------------------
David R. Zavagno               Trustee since 1995           President of Universal        None
5852 Glasglow Court                                         Medical Systems, Inc., a
Solon, Ohio  44139                                          company specializing in
1954                                                        diagnostic imaging
                                                            equipment design, sales and
                                                            installation, since 1985
------------------------------ ---------------------------- ----------------------------- ----------------------------

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 440-356-1565.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                Board of Trustees
                                Ramesh C. Jhaveri
                                Saumil R. Jhaveri
                                 Mukul M. Mehta
                                James F. Mueller
                                David R. Zavagno

                               Investment Adviser
                          Investments Technology, Inc.
                               18820 High Parkway
                               Cleveland, OH 44116

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           8869 Brecksville Rd, Ste. C
                             Brecksville, Ohio 44141

                                    Custodian
                                    U.S. Bank
                                 P.O. Box 640994
                           Cincinnati, Ohio 45264-0994

                                     Counsel
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                            Cincinnati, OH 45202-4089

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


 This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.